Segment Information, Revenues by Geography and Significant Customers (Additional Information) (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Percentage of Accounts receivable by Major Customer	10.00%	10.00%
Percentage of revenues by Major Customer	10.00%	10.00%